Other Income (Expenses), Net (Components of other income (expenses), net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
9. Other Income (Expenses), Net
Allowance for equity funds used during construction	$ 45	$ 21
Gain on sale of Emera Maine, net of transaction costs	585	0
TECO Guatemala Holdings award	49	0
Other	29	(9)
Other income (expenses), net	$ 708	$ 12